Risk Management - Summary of Sensitivity Analysis for Electricity Rates (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Sensitivity analysis for electricity rates [Line Items]
Percentage of increase in electricity rates	1.00%	1.00%
Percentage of decrease in electricity rates	1.00%	1.00%